OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

October 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Emerging Markets Local Debt Fund (the “Registrant”)

Reg. No. 333-165865; File No. 811-22400

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 26, 2016.

Sincerely,

/s/ John G. Kiernan
John G. Kiernan
-----------------------------------------------------
Vice President & Associate Counsel
212-323-5020
jkiernan@ofiglobal.com

cc:	Ropes & Gray LLP
Gloria LaFond
Edward Gizzi, Esq.